Related party transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related party transactions
Salaries, benefits, bonuses and consulting fees	$ 152,286	$ 354,614	$ 476,528	$ 672,444
Share-based payments	0	286,835	0	2,344,616
Key management personnel compensation	$ 152,286	$ 641,449	$ 476,528	$ 3,017,060